CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY ¥ in Thousands, $ in Thousands		CNY (¥)	USD ($)	Class A Ordinary Shares shares	Class B Ordinary Shares shares	Class C Ordinary Shares shares	Ordinary Shares Class A Ordinary Shares CNY (¥) shares	Ordinary Shares Class B Ordinary Shares shares	Ordinary Shares Class C Ordinary Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Treasury Stock CNY (¥) shares	Accumulated Other Comprehensive income/(loss) CNY (¥)	Accumulated Other Comprehensive income/(loss) USD ($)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)	Statutory Reserves CNY (¥)	Statutory Reserves USD ($)	Total Sunlands Technology Group Shareholders' Deficit CNY (¥)	Total Sunlands Technology Group Shareholders' Deficit USD ($)	Noncontrolling Interest CNY (¥)	Noncontrolling Interest USD ($)
Balances at Dec. 31, 2021		¥ (1,014,152)					¥ 1		¥ 1	¥ 2,364,313			¥ 82,532		¥ (3,456,073)				¥ (1,009,226)		¥ (4,926)
Balances (in shares) at Dec. 31, 2021 | shares							1,839,553	826,389	4,002,930
Balances, Treasury stock (in shares) at Dec. 31, 2021 | shares												241,186
Net income/(loss) for the year		643,009													643,959				643,959		(950)
Conversion Class C Ordinary shares to Class A Ordinary shares (Note 13), shares | shares				521,577		521,577	521,577		(521,577)
Share repurchase		(7,985)								(7,985)		¥ 117,432							(7,985)
Share repurchase, shares | shares				(117,432)			(117,432)
Share-based compensation		7,181								7,181									7,181
Exercise of share option		10,047								10,047									10,047
Exercise of stock options, shares | shares							375,000
Unrealized loss on available-for-sale investments, net of tax effect of nil		0
Dividend declared	[1]	(63,816)								(63,816)									(63,816)
Foreign currency translation adjustments		45,353											45,353						45,353
Disposal of a subsidiary		512																			512
Balances at Dec. 31, 2022		(379,851)					¥ 1		¥ 1	2,309,740			127,885		(2,812,114)				(374,487)		(5,364)
Balances (in shares) at Dec. 31, 2022 | shares							2,618,698	826,389	3,481,353
Balances, Treasury stock (in shares) at Dec. 31, 2022 | shares												358,618
Net income/(loss) for the year		640,831													640,830				640,830		1
Conversion Class C Ordinary shares to Class A Ordinary shares (Note 13), shares | shares				149,291		149,291	149,291		(149,291)
Share repurchase		(4,698)								(4,698)									(4,698)
Share repurchase, shares | shares				(65,466)			(65,466)					65,466
Unrealized loss on available-for-sale investments, net of tax effect of nil		0
Dividend declared		(63,816)
Foreign currency translation adjustments		15,391											15,391						15,391
Disposal of a subsidiary		3,876																			3,876
Balances at Dec. 31, 2023		275,549					¥ 1		¥ 1	2,305,042			143,276		(2,171,284)				277,036		(1,487)
Balances (in shares) at Dec. 31, 2023 | shares				2,702,523	826,389	3,332,062	2,702,523	826,389	3,332,062
Balances, Treasury stock (in shares) at Dec. 31, 2023 | shares												424,084
Net income/(loss) for the year		342,082	$ 46,866												342,082				342,082
Conversion Class C Ordinary shares to Class A Ordinary shares (Note 13), shares | shares				0		0
Share repurchase		(10,661)								(10,661)									(10,661)
Share repurchase, shares | shares				(101,744)			(101,744)					101,744
Unrealized loss on available-for-sale investments, net of tax effect of nil		(24,083)	(3,299)										(24,083)						(24,083)
Provision for statutory reserves															(11,083)		¥ 11,083
Foreign currency translation adjustments		16,971	2,325										16,971						16,971
Balances at Dec. 31, 2024		¥ 599,858	$ 82,179				¥ 1		¥ 1	¥ 2,294,381	$ 314,329		¥ 136,164	$ 18,654	¥ (1,840,285)	$ (252,118)	¥ 11,083	$ 1,518	¥ 601,345	$ 82,383	¥ (1,487)	$ (204)
Balances (in shares) at Dec. 31, 2024 | shares				2,600,779	826,389	3,332,062	2,600,779	826,389	3,332,062
Balances, Treasury stock (in shares) at Dec. 31, 2024 | shares												525,828

[1]	In June 2022, the Company's board of directors declared a special cash dividend at the amount of US$1.36 per ordinary share, or US$0.68 per ADS to holders of the ordinary shares and ADSs as of June 30, 2022. The aggregate amount of such cash dividends was RMB63,816 and was fully paid by December 31, 2023.